Expense Example, No Redemption - Federated Hermes MDT Large Cap Growth Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	682	960	1,259	2,106	215	664	1,139	2,261	215	664	1,139	2,261	114	356	617	1,363